DEBT (Details 2) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Aggregate maturities of long-term debt
2015		$ 40,000
2016		40,000
Total long-term debt	$ 580,000	$ 80,000	$ 195,000